Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payment arrangement
Schedule of detail of personnel expenses

	Millions of euros
	2017	2016	2015
Wages and salaries	8,879	8,133	8,081
Social security costs	1,440	1,291	1,330
Additions to provisions for defined benefit pension plans (Note 25)	88	81	96
Contributions to defined contribution pension funds	271	266	279
Other personnel expenses	1,369	1,233	1,321
	12,047	11,004	11,107

Schedule of average number of employees
	Average number of employees (***)
	2017	2016	2015
The Bank:
Senior management (*)	64	76	93
Other line personnel	21,327	20,291	20,909
Clerical staff (**)	—	1,904	2,138
General Services Personnel (**)	—	13	22
	21,391	22,284	23,162
Rest of Spain	12,703	6,925	6,922
Santander UK plc	19,079	19,428	20,069
Banco Santander (Brasil) S.A.	46,210	48,052	47,720
Other companies	96,349	94,946	91,591
	195,732	191,635	189,464

(*)    Categories of deputy assistant executive vice president and above, including senior management.

(**)  During 2017, Clerical staff and General Services Personnel categories were erased considering all the staff in the aforementioned categories on the Other line personnel category.

(***) Excluding personnel assigned to discontinued operations.

Schedule of functional breakdown of final employment by gender

The functional breakdown (final employment), by gender, at December 31, 2017 is as follows:

	Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Continental Europe	978	290	6,557	2,908	27,009	33,287
United Kingdom	115	31	1,252	639	8,828	14,317
America	507	91	6,569	4,024	39,612	55,237
	1,600	412	14,378	7,571	75,449	102,841

The same information, expressed in percentage terms at December 31, 2017, is as follows:

	Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Continental Europe	77%	23%	69%	31%	45%	55%
United Kingdom	79%	21%	66%	34%	38%	62%
America	85%	15%	62%	38%	42%	58%
	80%	20%	66%	34%	42%	58%

Schedule of number of employees with disabilities
Average number of employees (**)
2017
Senior management (*)	4
Other management	65
Other staff	3,220
3,289

(*)    Categories of deputy assistant executive vice president and above, including senior management.

(**)  An employee with disabilities is considered to be a person who is recognized by the State or the Company in each jurisdiction where the Group operates and that entitles them to receive direct monetary assistance, or other types of aid such as, for example, reduction of their taxes. In the case of Spain, employees with disabilities have been considered to be those with a degree of disabilities greater than or equal to 33%. The amount does not include employees in the United States.

Schedule of benchmark bonus

Benchmark bonus	Percentage
(thousands of euros)	(deferred)
300 or less	0%
300 to 600 (inclusive)	20%
More than 600	30%

Schedule of scale applicable to EPS benchmark
EPS in 2015	2015 EPS
(% of budgeted 2015 EPS)	coefficient
≥ 90%	1
> 75% but < 90%	0.75 – 1 (*)
≤ 75%	0

(*)Straight-line increase of the 2015 EPS coefficient based on the specific percentage that the 2015 EPS represents of the budgeted EPS within this line of the scale.

Schedule of scale applicable to RoTE benchmark
RoTE in 2015	2015 RoTE
(% of budgeted 2016 RoTE)	coefficient
≥ 90%	1
> 75% but < 90%	0.75 – 1 (*)
≤ 75%	0

(*)Straight-line increase of the 2016 RoTE coefficient based on the specific percentage that the 2016 RoTE represents of the budgeted RoTE within this line of the scale.

Schedule of Total Shareholder Return benchmark

Santander’s	Percentage of
place in the	maximum shares
TSR ranking	to be delivered
1st to 8th	100%
9th to 12th	50%
13th and below	0%

Schedule of relative performance to EPS benchmark

Position of Santander’s
EPS growth
2015 - 2017	EPS coefficient
1st to 5th	1
6th	0.875
7th	0.75
8th	0.625
9th	0.50
10th and below	0

Schedule of RoTE

RoTE in 2017	RoTE
(%)	coefficient
≥ 12%	1
> 11% but < 12%	0.75 – 1(*)
≤ 11%	0

(*)Straight-line increase of the RoTE coefficient based on the specific percentage, within this line of the scale, of Santander Group’s RoTE in 2017.

Schedule of employee satisfaction scale of compliance
Position among the
best banks to work	Employee
for in 2017	coefficient
1st to 3rd	1
4th or below	0

o	Scale of compliance at Santander Group level:

No. of main
markets in which
Santander is
ranked in the top
three of the best
banks to work for	Employee
in 2017	coefficient
6 or more	1
5 or less	0

Schedule of customer satisfaction scale of compliance
o	Scale of compliance at country level:

Position among the
best banks as per
the customer
satisfaction index	Customer
in 2017	coefficient
1st to 3rd	1
4th or below	0

o	Scale of compliance at Santander Group level:

No. of main
markets in which
Santander is
ranked in the top
three of the best
banks in the
customer
satisfaction index	Customer
in 2017	coefficient
10	1
Between 6 and 9	0.2 - 0.8 (*)
5 or less	0

(*)Straight-line increase of customer coefficient, whereby, within this line of the scale, the coefficient is increased by 0.2 for each additional main market in which the customer satisfaction index ranks it in the top three.

Schedule of customer loyalty scale of compliance
o	Scales of compliance at country level:

		SME and business
Individual customers (% of the		customers (% of the
budget for the	Individual	budget for the	Business
related market)	coefficient	related market)	coefficient
≥ 100%	1	≥ 100%	1
> 90% but < 100%	0.5 - 1 (*)	> 90% but < 100%	0.5 - 1 (*)
≤ 90%	0	≤ 90%	0

(*)Straight-line increase of the individual coefficient and business coefficient based on the specific percentage, within these lines of each scale, that the number of customers of each type represents of the budgeted number at December 31, 2017.

o	Scales of compliance at Santander Group level:

		SME and
Individual		business
customers	Individual	customers	Business
(millions)	coefficient	(millions)	coefficient
≥ 17	1	≥ 1.1	1
> 15 but < 17	0.5 - 1 (*)	> 1 but < 1.1	0.5 - 1 (*)
≤ 15	0	≤ 1	0

(*)Straight-line increase of the individual coefficient and business coefficient based on the number of customers of each type at December 31, 2017.

Schedule of Santander's place in TSR ranking and percentage of maximum shares to be delivered

Santander’s	Percentage of
place in the TSR	maximum shares
ranking	to be delivered
1st to 4th	100.0%
5th	87.5%
6th	75.0%
7th	62.5%
8th	50.0%
9th and below	0%

Schedule of entity's compliance with earnings per share growth target
BPA growth in 2018
(% Over 2015)	BPA coefficient
≥ 25%	1
≥ 0% but < 25%	0 – 1	(*)
< 0%	0

(*)Increased linear coefficient BPA depending on the specific growth rate of BPA 2018 compared to the 2015 in this line of the scale.

Schedule of position of relative total shareholder return (RTA)
Position of the Santander RTA	RTA coefficient
Exceeding the 66th percentile	1
Between the 33rd and 66th percentiles	0 – 1	(*)
Lower than percentile 33	0

(*)Proportional increase of the RTA coefficient in function of the number of positions that ascends in the ranking within this line of the scale.

Schedule of entity's compliance return on risk-weighted assets (RoRWA)
BPA growth in 2018
(% Over 2015)	RoRWA coefficient
≥ 20%	1
≥ 10% but < 20%	0.5 – 1	(*)
< 10%	0

(*)Increased linear coefficient RORWA depending on the specific growth rate of RORWA 2018 compared to the 2015 RORWA within this scale line.

Schedule of relative performance to EPS 2019
EPS growth in 2019
(% over 2016)	EPS coefficient
≥ 25%	1
≥ 0% but < 25%	0 – 1	(*)
< 0%	0

(*)     Lineal increase of the EPS Coefficient according to the specific EPS growth in 2019 with respect to 2016 within this scale line.

Schedule of Total Shareholder Return benchmark of credit entities
Santander’s TSR positon	TSR Coefficient
Greater than percentile 66	1
Percentiles between 33 and 66	0 – 1	(*)
Smaller than percentile 33	0

(*)   Proportional increase of the TSR Coefficient in accordance with the number of positions moved forward in the ranking within this scale line.

Schedule of Common Equity Tier I Benchmark

CET1 en 2019	CET1 Coefficient
≥ 11.30%	1
≥ 11% but < 11.30%	0.5 – 1	(*)
< 11%	0

Schedule of options activity
		Exercise					Date of	Date of
	Number of	price in					commencement	expiry of
	shares (in	pounds	Year	Employee	Number of		of exercise	exercise
	thousands)	sterling (*)	granted	group	persons		period	period
Plans outstanding at 01/01/15	19,122
Options granted (Sharesave)	14,074	3.13	2015	Employees	7,759	(**)	01/11/15	01/11/18
							01/11/15	01/11/20
Options exercised	(1,839)	3.75
Options cancelled (net) or not exercised	(6,595)	4.50
Plans outstanding at 31/12/15	24,762
Options granted (Sharesave)	17,296	4.91	2016	Employees	7,024		01/11/16	01/11/19
							01/11/16	01/11/21
Options exercised	(338)	3.67
Options cancelled (net) or not exercised	(12,804)	3.51
Plans outstanding at 31/12/16	28,916
Options granted (Sharesave)	3,916	4.02	2017	Employees	4,260		01/11/17	01/11/20
							01/11/17	01/11/22

Options exercised	(1,918)	3.77
Options cancelled (net) or not exercised	(3,713)	3.40
Plans outstanding at 31/12/17	27,201

(*)     At  December 31, 2017, 2016, 2015 and 2014, the euro/pound sterling exchange rate was €1.16798 GBP 1; €1.36249/GBP 1 and €1.28386/GBP 1, respectively.

(**)   Number of accounts/contracts. A single employee may have more than one account/contract.

Deferred conditional variable remuneration plan
Share-based payment arrangement
Schedule of bonus payment percentages and deferral periods
	2017 (seventh cycle)
	Immediate
	payment	Deferred
	percentage	percentage	Deferral
	(*)	(*)	period
Executive directors and members of the Identified Staff with total variable remuneration (*) ≥ €2.7 million	40%	60%	5 years
Executive directors and members of the Identified Staff with total variable remuneration (**) ≥ €1.7 million (< €2.7 million)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

(*)     In certain countries the deferred percentage or the deferred period could be different to comply with local rules or the authority requirements.

(**)   Total variable remuneration in case of standard fulfilment (100% target).

	2015 (fifth cycle)
	Immediate
	payment	Deferred
	percentage	percentage	Deferral
	(*)	(*)	period
Executive directors and members of the Identified Staff with total variable remuneration ≥ €2.6 million	40%	60%	5 years
Division managers, country heads, other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration ≥ €1.7 million (< €2.6 million)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

(*)Generally applicable percentages. In some countries deferred percentages may be higher for certain categories of executives, thereby giving rise to lower immediate payment percentages.

	2014 (fourth cycle) (*)
	Immediate
	payment	Deferred
	percentage	percentage
	(**)	(**)
Executive directors and members of the Identified Staff with total variable remuneration ≥ €2.6 million	40%	60%
Division managers, country heads, other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration ≥ €1.8 million	50%	50%
(< €2.6 million)
Other beneficiaries	60%	40%

(*)     Deferral period for all the categories is 3 years.

(**)   Generally applicable percentages. In some countries deferred percentages may be higher for certain categories of executives, thereby giving rise to lower immediate payment percentages.

Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Schedule of bonus payment percentages and deferral periods

	2016 and 2017 (first and second cycle)
	Immediate
	payment	Deferred	Deferral
	percentage	percentage	period
	(*)	(*)	(*)
Executive directors and members of the Identified Staff with total variable remuneration ≥ €2.7 million (**) (***)	40%	60%	5 years
Division managers, country heads of countries that represent at least 1% of the Group’s economic capital, other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration ≥ €1.7 million (<€ 2.7 million) (**) (***)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

(*)     In some countries the percentage and the period of deferral may be higher to comply with local regulations or with the requirements of the competent authority in each case.

(**)   Variable reference remuneration for the standard compliance (100% of the objectives).

(***) In the first cycle (2016), the quantitative amount that determines by itself being in one category or another refers to the total variable remuneration effectively approved at year end and do not refers to target or reference remuneration.

Performance share plans
Share-based payment arrangement
Schedule of fair value assumptions
PI14
Expected volatility (*)	51.35%
Annual dividend yield based on last few years	6.06%
Risk-free interest rate (Treasury Bond yield (zero coupon) over the period of the plan)	4.073%

(*)Calculated on the basis of historical volatility over the corresponding period (three years).

Sharesave plan
Share-based payment arrangement
Schedule of fair value assumptions

	2017	2016	2015
Risk-free interest rate	0.89%‑1.08%	0.31%‑0.41%	1.06%‑1.37%
Dividend increase	5.48%‑5.51%	5.92%‑6.21%	6.91%‑7.36%
Volatility of underlying shares based on historical volatility over five years	26.16%‑26.31%	31.39%‑32.00%	28.54%‑29.11%
Expected life of options granted	3 and 5 years	3 and 5 years	3 and 5 years